Disclosure of detailed information about commitments (Details)	Oct. 31, 2018 CAD ($)
Statements Line Items
Lease commitments	$ 180,225
Less than one year [Member]
Statements Line Items
Lease commitments	48,060
Two to five years [Member]
Statements Line Items
Lease commitments	$ 132,165